UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	December 31, 2009

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	67

Form 13F Information Table Value Total:	$ 3,236,348
List of Other Included Managers:

No.	13F File Number	Name

None


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
                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

3M Company                       com           88579Y101        3384     40935 SH     SOLE                  33925     0     7010
Abbott Labs                      com           002824100      111902   2072637 SH     SOLE                 815377     0  1257260
Ace Ltd                          shs           H0023R105       77550   1538690 SH     SOLE                 607430     0   931260
Agrium Inc.                      com           008916108       94668   1539323 SH     SOLE                 533473     0  1005850
Altria Group                     com           02209S103         236     12000 SH     SOLE                      0     0    12000
American Express Co.             com           025816109        1834     45265 SH     SOLE                   1490     0    43775
Amgen Inc.                       com           031162100       63975   1130900 SH     SOLE                 415875     0   715025
Apache Corp.                     com           037411105       46192    447725 SH     SOLE                 168015     0   279710
AT&T Inc.                        com           00206R102       72257   2577841 SH     SOLE                1025925     0  1551916
Bank of America Corp.            com           060505104       99652   6617005 SH     SOLE                2667651     0  3949354
Bank of America Corp. Preferred  pfd           060505419       28458   1907400 SH     SOLE                 631400     0  1276000
Bank Of New York Mellon Corp.    com           064058100       61982   2216000 SH     SOLE                 909805     0  1306195
Berkshire Hathaway Inc.          cl a          084670108        1984        20 SH     SOLE                     20     0        0
Blackrock Muniyield Insured Fund com           09254e103         245     20000 SH     SOLE                  20000     0        0
Chevron Corp                     com           166764100      136195   1768999 SH     SOLE                 689254     0  1079745
Church & Dwight Co.              com           171340102       63262   1046520 SH     SOLE                 403420     0   643100
Cisco Systems Inc.               com           17275R102       96845   4045310 SH     SOLE                1414745     0  2630565
Comcast Corp. Special Cl A       cl a spl      20030N200       95145   5942825 SH     SOLE                2179913     0  3762912
ConocoPhillips                   com           20825C104       83328   1631636 SH     SOLE                 636950     0   994686
Consolidated Edison Inc.         com           209115104         409      9000 SH     SOLE                      0     0     9000
Covidien PLC                     shs           G2554F105       99240   2072253 SH     SOLE                 817442     0  1254811
CSX Corp.                        com           126408103       94303   1944795 SH     SOLE                 753420     0  1191375
CVS Caremark Corp.               com           126650100      120848   3751874 SH     SOLE                1426922     0  2324952
Devon Energy Corp.               com           25179M103      114030   1551426 SH     SOLE                 579297     0   972129
Dupont De Nemours                com           263534109         252      7477 SH     SOLE                   1500     0     5977
El Paso Corporation              com           28336L109       88739   9027325 SH     SOLE                3620505     0  5406820
EMC Corporation                  com           268648102        3496    200100 SH     SOLE                 200100     0        0
Exelon Corp.                     com           30161N101         611     12507 SH     SOLE                    507     0    12000
GlaxoSmithKline                  sponsored adr 37733W105         577     13656 SH     SOLE                      0     0    13656
Hewlett Packard Co.              com           428236103      138360   2686085 SH     SOLE                1045210     0  1640875
Home Depot                       com           437076102         289     10000 SH     SOLE                      0     0    10000
Intel Corp.                      com           458140100         337     16500 SH     SOLE                      0     0    16500
International Business Machines Ccom           459200101      117152    894975 SH     SOLE                 355560     0   539415
Ishares Russell 1000 Value       russell1000val464287598         325      5665 SH     SOLE                   5665     0        0
ITT Corp.                        com           450911102       82630   1661236 SH     SOLE                 659680     0  1001556
J.P. Morgan Chase & Co.          com           46625H100      128105   3074281 SH     SOLE                1171941     0  1902340
Johnson & Johnson                com           478160104        1489     23120 SH     SOLE                    540     0    22580
Kraft Foods Inc-A                cl a          50075N104         222      8152 SH     SOLE                      0     0     8152
Liberty Media - Interactive A    int com ser a 53071m104         352     32515 SH     SOLE                   1331     0    31184
Lowe's Cos., Inc.                com           548661107       91823   3925725 SH     SOLE                1643775     0  2281950
McDonalds Corp.                  com           580135101         250      4000 SH     SOLE                      0     0     4000
MetLife Inc.                     com           59156R108       87855   2485280 SH     SOLE                 964570     0  1520710
Microsoft Corp.                  com           594918104         305     10000 SH     SOLE                      0     0    10000
Monsanto Co.                     com           61166W101         245      3000 SH     SOLE                      0     0     3000
Morgan Stanley                   com new       617446448         355     12010 SH     SOLE                  12010     0        0
Nike Inc - Cl B                  cl b          654106103         385      5820 SH     SOLE                      0     0     5820
Nuveen Insured Municipal Opportuncom           670984103         336     25000 SH     SOLE                  19000     0     6000
Nuveen Select Tax-Free Income Porsh ben int    67062F100         296     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105      125699   5124305 SH     SOLE                2021357     0  3102948
Pepsico Inc.                     com           713448108         294      4830 SH     SOLE                      0     0     4830
Pfizer Inc.                      com           717081103       59350   3262805 SH     SOLE                1279120     0  1983685
Philip Morris International      com           718172109         289      6000 SH     SOLE                      0     0     6000
Praxair, Inc.                    com           74005P104       75418    939091 SH     SOLE                 394925     0   544166
Rockwell Collins Inc.            com           774341101      101752   1838008 SH     SOLE                 714650     0  1123358
The Procter & Gamble Co.         com           742718109        1489     24560 SH     SOLE                    560     0    24000
The Walt Disney Co.              com disney    254687106         323     10000 SH     SOLE                      0     0    10000
Thermo Fisher Scientific Inc.    com           883556102      103434   2168890 SH     SOLE                 855745     0  1313145
Time Warner Cable Inc.           com           88732J207        5213    125952 SH     SOLE                 113151     0    12801
Time Warner Inc.                 com new       887317303        1699     58319 SH     SOLE                   7319     0    51000
Transocean Ltd.                  reg shs       h8817h100       78523    948340 SH     SOLE                 377970     0   570370
United Parcel Service- Cl B      cl b          911312106       77203   1345700 SH     SOLE                 533675     0   812025
United Technologies Corp.        com           913017109      110346   1589776 SH     SOLE                 616796     0   972980
UnitedHealth Group               com           91324P102       48448   1589485 SH     SOLE                 602320     0   987165
Verizon Communications           com           92343v104         283      8540 SH     SOLE                      0     0     8540
Wells Fargo & Co.                com           949746101       71337   2643075 SH     SOLE                1012005     0  1631070
Western Union Co.                com           959802109         189     10000 SH     SOLE                      0     0    10000
Wyndham Worldwide Corp           com           98310W108       62351   3091286 SH     SOLE                1079916     0  2011370
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